Income Taxes - Summary of Open Tax Years by Major Jurisdiction (Detail)	12 Months Ended
Feb. 29, 2016
Minimum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2010
Minimum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2013
Minimum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2014
Maximum | Canada [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2016
Maximum | United States [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2016
Maximum | United Kingdom [Member]
Income Tax Examination [Line Items]
Open tax years by major tax jurisdiction	2016